Assumption Used in Black-Scholes Model (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	0.19%
Expected term (in years)	7 months 13 days
Expected volatility	43.27%